FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
22.	FAIR VALUE MEASUREMENTS

Measured or disclosed on recurring basis

The Group measured the cash and cash equivalents and restricted cash at fair value on a recurring basis as of December 31, 2012 and 2013, which were classified within Level 1 of the fair value hierarchy because they were valued based on the quoted market price in an active market.

The faire value of the short term and long term borrowing was classified as level 2 as set out in Note 12.

Contingent consideration payables in connection with business acquisition was classified within Level 3 of the fair value hierarchy because the Group used unobservable inputs reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities. The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses.

The contingent consideration payables in Level 3 as of December 31, 2012 and 2013 were as follows:

	December 31, 2012	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs

Contingent consideration	$2,280	$—	$—	$2,280

Total	$2,280	$—	$—	$2,280

	2013

Contingent consideration	$2,922	$—	$—	$2,922

Total	$2,922	$—	$—	$2,922

The following table summarized the movement of the balances of the Group’s contingent consideration payables in Level 3 for the year ended December 31, 2012 and 2013

Amounts

Balance as of December 31, 2011	$4,076
Initial recognition of contingent consideration in connection with acquisitions	2,963
Realized loss included in earnings	911
Settlement of contingent consideration of acquisitions	(2,471)
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53

Balance as of December 31, 2012	$2,280
Initial recognition of contingent consideration in connection with acquisitions	1,099
Realized loss included in earnings	126
Settlement of contingent consideration of acquisitions	(591)
Transfers out to deferred consideration	(66)
Foreign exchange differences	74

Balance as of December 31, 2013	$2,922

The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses, market performance, and the market potential of the acquired businesses. These contingent considerations are considered Level 3 liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

Measured on non-recurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities at initial recognition based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities.